Fees Summary	Dec. 13, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 397,852,000.00
Previously Paid Amount	0.00
Total Fee Amount	60,911.14
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 60,911.14
Narrative - Max Aggregate Offering Price	$ 397,852,000.00
Final Prospectus	true